COMBINED AND CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, shares issued	1,177,693,383	1,177,693,383
Common stock, shares outstanding	1,177,693,383	1,177,693,383